NON-CONTROLLING INTERESTS - Summary of Preferred Equity (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CAD ($) shares	Dec. 31, 2021 USD ($)
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares) | shares	308,051,190		308,051,190		308,051,190
Distributions or dividends declared	$ (895)	$ (500)	$ (1,323)	$ (855)
Class A Preference Shares
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares) | shares	31,030,000.00		31,030,000.00		31,030,000.00
Distributions or dividends declared			$ 13	13
Non-controlling interests	$ 601		$ 601			$ 613
Series 1 (C$136)
Disclosure of preference shares [Line Items]
Face amount					$ 136
Number of shares outstanding (in shares) | shares	6,850,000		6,850,000		6,850,000
Cumulative distribution rate (%)			3.10%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 132		$ 132			135
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Face amount					$ 113
Number of shares outstanding (in shares) | shares	3,110,000		3,110,000		3,110,000
Cumulative distribution rate (%)			3.40%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 61		$ 61			62
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Face amount					$ 249
Number of shares outstanding (in shares) | shares	9,960,000		9,960,000		9,960,000
Cumulative distribution rate (%)			4.40%
Earliest permitted redemption date			July 2024
Distributions or dividends declared			$ 4	4
Non-controlling interests	$ 192		$ 192			197
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Face amount					$ 103
Number of shares outstanding (in shares) | shares	4,110,000		4,110,000		4,110,000
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2018
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 80		$ 80			81
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Face amount					$ 175
Number of shares outstanding (in shares) | shares	7,000,000.00		7,000,000.00		7,000,000.00
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			July 2018
Distributions or dividends declared			$ 3	$ 3
Non-controlling interests	$ 136		$ 136			$ 138